UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-01582

THE ENTERPRISE GROUP OF FUNDS, INC.

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

Patricia Louie

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 – April 30, 2006

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Enterprise Group of

Funds, Inc.

2006 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

THE ENTERPRISE GROUP OF FUNDS, INC. SEMI-ANNUAL REPORT

April 30, 2006

AXA ENTERPRISE GROWTH FUND

Distribution of Assets as of 4/30/06	% of Net Assets
Information Technology	19.6%
Health Care	19.0
Energy	15.8
Consumer Staples	14.0
Industrials	12.4
Consumer Discretionary	10.3
Financials	5.8
Cash and Other	3.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,048.50	$8.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00
Class B
Actual	1,000.00	1,045.40	10.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class C
Actual	1,000.00	1,046.00	10.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class Y
Actual	1,000.00	1,050.60	5.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.60%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

Distribution of Assets as of 4/30/06	% of Net Assets
Consumer Discretionary	14.1%
Telecommunication Services	10.0
Health Care	8.6
Materials	8.1
Industrials	7.8
Utilities	6.7
Financials	6.4
Consumer Staples	5.9
Information Technology	3.5
Energy	1.9
Cash and Other	27.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 - 4/30/06
Class A
Actual	$1,000.00	$1,099.70	$8.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.66	8.20
Class B
Actual	1,000.00	1,096.00	11.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.93	10.94
Class C
Actual	1,000.00	1,096.00	11.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.93	10.94
Class Y
Actual	1,000.00	1,101.90	6.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.89	5.96

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.64%, 2.19%, 2.19% and 1.19%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Hotels, Restaurants & Leisure (2.8%)
McDonald’s Corp.	1,010,300	$34,926,071

Media (2.2%)
Omnicom Group, Inc.	313,300	28,200,133

Multiline Retail (1.8%)
Kohl’s Corp.*	407,200	22,738,048

Specialty Retail (1.1%)
Bed Bath & Beyond, Inc.*	342,950	13,152,132

Textiles, Apparel & Luxury Goods (2.4%)
NIKE, Inc., Class B^	365,400	29,904,336

Total Consumer Discretionary		128,920,720

Consumer Staples (14.0%)
Beverages (4.0%)
PepsiCo, Inc.	855,400	49,818,496

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	266,200	14,489,266

Household Products (7.1%)
Colgate-Palmolive Co.	675,200	39,917,824
Procter & Gamble Co.	847,744	49,347,178

		89,265,002

Personal Products (1.7%)
Estee Lauder Cos., Inc., Class A^	588,800	21,856,256

Total Consumer Staples		175,429,020

Energy (15.8%)
Energy Equipment & Services (12.1%)
Baker Hughes, Inc.	378,200	30,569,906
Halliburton Co.	736,600	57,565,290
Schlumberger Ltd.^	922,000	63,747,080

		151,882,276

Oil, Gas & Consumable Fuels (3.7%)
ConocoPhillips	416,800	27,883,920
Occidental Petroleum Corp.	186,900	19,202,106

		47,086,026

Total Energy		198,968,302

Financials (5.8%)
Consumer Finance (3.2%)
American Express Co.	747,388	40,216,948

Insurance (2.6%)
American International Group, Inc.	497,900	32,487,975

Total Financials		72,704,923

Health Care (19.0%)
Biotechnology (5.6%)
Amgen, Inc.*	500,900	33,910,930
Genentech, Inc.*^	462,900	36,897,759

		70,808,689

Health Care Equipment & Supplies (6.4%)
Medtronic, Inc.	811,400	40,667,368
Stryker Corp.	898,600	39,313,750

		79,981,118

Health Care Providers & Services (1.8%)
Caremark Rx, Inc.*	510,600	23,257,830

Pharmaceuticals (5.2%)
Eli Lilly & Co.	879,000	46,516,680
Johnson & Johnson^	318,900	18,690,729

		65,207,409

Total Health Care		239,255,046

Industrials (12.4%)
Air Freight & Logistics (3.7%)
United Parcel Service, Inc., Class B	576,800	46,761,176

Industrial Conglomerates (8.7%)
3M Co.	598,300	51,112,769
General Electric Co.	1,690,300	58,467,477

		109,580,246

Total Industrials		156,341,422

Information Technology (19.6%)
Communications Equipment (5.7%)
QUALCOMM, Inc.	777,700	39,927,118
Research In Motion Ltd.*^	414,700	31,778,461

		71,705,579

Computers & Peripherals (3.9%)
Apple Computer, Inc.*	187,400	13,191,086
Hewlett-Packard Co.	1,115,300	36,213,791

		49,404,877

Internet Software & Services (4.6%)
eBay, Inc.*	336,100	11,565,201
Google, Inc., Class A*	109,700	45,848,018

		57,413,219

IT Services (2.8%)
Paychex, Inc.	851,700	34,400,163

Semiconductors & Semiconductor Equipment (2.6%)
Maxim Integrated Products, Inc.	939,700	33,133,822

Total Information Technology		246,057,660

Total Common Stocks (96.9%) (Cost $1,076,000,027)		1,217,677,093

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.4%)
Nomura Securities
4.78%, 5/1/06	$105,982,069	105,982,069

Time Deposit (0.7%)
JPMorgan Chase Nassau
4.29%, 5/1/06	8,563,447	8,563,447

Total Short-Term Investments (9.1%) (Amortized Cost $114,545,516)		114,545,516

Total Investments (106.0%) (Cost/Amortized Cost $1,190,545,543)		1,332,222,609
Other Assets Less Liabilities (-6.0%)		(75,047,740)

Net Assets (100%)		$1,257,174,869

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$425,934,579
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$577,778,757

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,375,734
Aggregate gross unrealized depreciation	(41,470,871)

Net unrealized appreciation	$139,904,863

Federal income tax cost of investments	$1,192,317,746

At April 30, 2006, the Fund had loaned securities with a total value of $104,987,854. This was secured by collateral of $105,982,069 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of investments.

For the six months ended April 30, 2006, the Fund incurred approximately $15,751 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $188,557,640 of which $127,817,107 expires in the year of 2010 and $60,740,533 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Auto Components (0.4%)
Beru AG	16,000	$1,604,492
Dana Corp.	50,000	97,500
Modine Manufacturing Co.	5,000	145,050
Proliance International, Inc.*^	4,713	23,565
Tenneco, Inc.*	6,000	144,300

		2,014,907

Diversified Consumer Services (0.4%)
Alderwoods Group, Inc.*	65,000	1,238,900
Education Management Corp.*	11,000	467,060

		1,705,960

Hotels, Restaurants & Leisure (4.3%)
Aztar Corp.*^	115,000	5,462,500
Churchill Downs, Inc.	40,000	1,513,200
Dover Downs Gaming & Entertainment, Inc.	5,541	142,791
Dover Motorsports, Inc.	60,000	362,400
Fairmont Hotels & Resorts, Inc.	140,000	6,290,200
GTECH Holdings Corp.	120,000	4,099,200
Kerzner International Ltd.*	10,000	781,400
Ladbrokes plc.	141,176	1,076,466

		19,728,157

Household Durables (0.1%)
Fedders Corp.^	25,000	66,750
Skyline Corp.	10,000	390,600
Whirlpool Corp.	32	2,872

		460,222

Leisure Equipment & Products (0.0%)
Fairchild Corp., Class A*	20,000	43,200

Media (8.4%)
Acme Communications, Inc.*	66,000	296,340
Cablevision Systems Corp. - New York Group, Class A*	300,000	6,081,000
CBS Corp. Class A^	78,000	1,985,880
Crown Media Holdings, Inc., Class A*^	120,000	470,400
Discovery Holding Co., Class A*^	30,000	447,000
Dow Jones & Co., Inc.^	45,000	1,663,650
E.W. Scripps Co., Class A^	6,000	276,480
Fisher Communications, Inc.*	37,000	1,601,730
Granite Broadcasting Corp.*	80,000	9,600
Gray Television, Inc.	20,000	151,800
Interactive Data Corp.*	5,000	111,350
Interep National Radio Sales, Inc., Class A*	20,000	14,600
Knight Ridder, Inc.	33,000	2,046,000
Liberty Media Corp., Class A*	200,000	1,670,000
Lin TV Corp., Class A*	100,000	884,000
McClatchy Co., Class A^	8,000	361,600
Media General, Inc., Class A	20,000	821,600
Nelson (Thomas), Inc.	19,000	561,450
Paxson Communications Corp.*	160,000	139,200
Primedia, Inc.*^	235,000	444,150
Salem Communications Corp., Class A*	15,000	229,200
Shaw Communications, Inc., Class B	15,000	404,100
Sinclair Broadcast Group, Inc., Class A^	70,000	549,500
Tribune Co.^	35,000	1,009,050
Triple Crown Media, Inc.*	10,000	53,600
Univision Communications, Inc., Class A*	25,000	892,250
Viacom, Inc., Class A*	60,000	2,389,200
Vivendi S.A. (Sponsored ADR)	50,000	1,826,500
VNU N.V.*	238,000	8,157,472
Walt Disney Co.	75,000	2,097,000
Young Broadcasting, Inc., Class A*	110,000	360,800

		38,006,502

Multiline Retail (0.0%)
Saks, Inc.*^	2,000	40,280

Specialty Retail (0.5%)
CSK Auto Corp.*^	60,000	771,000
Midas, Inc.*^	45,000	1,032,300
Sports Authority, Inc.*	6,000	222,960

		2,026,260

Total Consumer Discretionary		64,025,488

Consumer Staples (5.9%)
Beverages (2.1%)
Pernod-Ricard S.A.	7,500	1,452,062
Vincor International, Inc.	250,000	8,080,853

		9,532,915

Food & Staples Retailing (1.7%)
Albertson’s, Inc.^	220,000	5,572,600
BJ’s Wholesale Club, Inc.*	1,000	30,620
Pathmark Stores, Inc.*	10,000	103,500
Spartan Stores, Inc.	8,000	110,480
Topps Co., Inc.^	210,000	1,850,100

		7,667,300

Food Products (2.1%)
Cadbury Schweppes plc (ADR)^	15,000	599,400
Campbell Soup Co.	12,000	385,680
Flowers Foods, Inc.	6,000	168,540
Griffin Land & Nurseries, Inc.*	20,875	629,381
Groupe Danone (ADR)^	140,000	3,696,000
H.J. Heinz Co.	80,000	3,320,800
Tootsie Roll Industries, Inc.^	25,461	744,735

		9,544,536

Total Consumer Staples		26,744,751

Energy (1.9%)
Energy Equipment & Services (0.1%)
RPC, Inc.	27,000	747,630

Oil, Gas & Consumable Fuels (1.8%)
Chevron Corp.	30,000	1,830,600
ConocoPhillips	33,677	2,252,991
James River Coal Co. *^	35,000	1,230,250
Kinder Morgan, Inc.	5,000	440,100
Occidental Petroleum Corp.	6,000	616,440
Pioneer Natural Resources Co.^	1,000	42,820
Remington Oil & Gas Corp.*	37,000	1,613,570

		8,026,771

Total Energy		8,774,401

Financials (6.4%)
Capital Markets (1.3%)
Ameriprise Financial, Inc.	5,000	245,200
Deutsche Bank AG (Registered)	12,000	1,465,440
Mellon Financial Corp.	10,000	376,300
SWS Group, Inc.	142,000	3,889,380

		5,976,320

Commercial Banks (0.4%)
First Republic Bank/California	7,500	326,400
Marshall & Ilsley Corp.	19,000	868,680
North Fork Bancorp, Inc.	20,000	602,600

		1,797,680

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.5%)
American Express Co.	45,000	$2,421,450

Diversified Financial Services (0.0%)
BKF Capital Group, Inc.^	17,000	153,510

Insurance (0.8%)
Argonaut Group, Inc.*	9,000	314,100
CNA Surety Corp.*	75,600	1,360,044
Lincoln National Corp.	35,926	2,086,582

		3,760,726

Real Estate Investment Trusts (REITs) (3.1%)
Arden Realty, Inc. (REIT)	250,000	11,335,000
CarrAmerica Realty Corp. (REIT)	35,000	1,566,600
Longview Fibre Co. (REIT)	1,000	26,060
MeriStar Hospitality Corp. (REIT)*	80,000	835,200

		13,762,860

Thrifts & Mortgage Finance (0.3%)
Flushing Financial Corp.^	27,500	465,575
Independence Community Bank Corp.	8,000	336,000
New York Community Bancorp, Inc.^	20,000	344,200

		1,145,775

Total Financials		29,018,321

Health Care (8.6%)
Biotechnology (0.3%)
Serono S.A. (ADR)	90,000	1,469,700

Health Care Equipment & Supplies (4.3%)
Biomet, Inc.	30,000	1,115,400
Biosite, Inc.*^	8,000	451,200
Cholestech Corp.*	6,000	76,680
Conmed Corp.*^	35,000	763,350
Diagnostic Products Corp.	90,000	5,220,000
DJ Orthopedics, Inc.*	6,000	238,560
Encore Medical Corp.*^	4,000	21,920
Exactech, Inc.*	60,000	847,800
ICU Medical, Inc.*^	20,000	823,800
Kensey Nash Corp.*	25,000	754,250
Lifecore Biomedical, Inc.*	70,000	1,089,900
Orthofix International N.V.*	2,000	81,180
Osteotech, Inc.*	13,000	58,240
Regeneration Technologies, Inc.*	63,600	485,268
Schick Technologies, Inc.*	14,000	538,860
Sybron Dental Specialties, Inc.*	140,000	6,585,600
Thoratec Corp.*	4,000	72,040
Young Innovations, Inc.	2,000	71,300

		19,295,348

Health Care Technology (0.8%)
AMICAS, Inc.*^	20,000	91,200
IMS Health, Inc.^	130,000	3,533,400
NWH, Inc.	11,000	150,480

		3,775,080

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*^	500	32,705
Serologicals Corp.*	100,000	3,112,000
Thermo Electron Corp.*^	20,000	770,800

		3,915,505

Pharmaceuticals (2.3%)
Allergan, Inc.	15,218	1,563,193
Andrx Corp.*	10,000	233,100
Bristol-Myers Squibb Co.	25,000	634,500
CNS, Inc.^	500	10,755
Collagenex Pharmaceuticals, Inc.*^	5,000	61,200
Schering AG	40,000	4,288,858
Schering AG (ADR)	35,000	3,755,500

		10,547,106

Total Health Care		39,002,739

Industrials (7.8%)
Aerospace & Defense (1.2%)
Herley Industries, Inc.*^	55,000	1,164,900
Honeywell International, Inc.	40,000	1,700,000
Kaman Corp.	50,000	1,215,000
Sequa Corp., Class A*	10,000	850,000
Sequa Corp., Class B*	6,000	514,500

		5,444,400

Building Products (1.2%)
Griffon Corp.*^	50,000	1,333,500
Pilkington plc.	1,450,000	4,289,426

		5,622,926

Commercial Services & Supplies (0.5%)
GP Strategies Corp.*	8,000	57,600
Republic Services, Inc.	30,000	1,320,300
Rollins, Inc.	5,250	106,313
School Specialty, Inc.*^	18,000	654,660

		2,138,873

Electrical Equipment (1.3%)
Cooper Industries Ltd., Class A	20,000	1,829,000
SL Industries, Inc.*	60,000	1,038,000
Thomas & Betts Corp.*	50,000	2,847,500

		5,714,500

Industrial Conglomerates (1.1%)
Tyco International Ltd.	190,000	5,006,500

Machinery (2.5%)
Ampco-Pittsburgh Corp.	7,000	206,010
Baldwin Technology Co.*	65,000	401,700
CIRCOR International, Inc.	40,000	1,212,000
Flowserve Corp.*	33,000	1,898,160
ITT Industries, Inc.	46,000	2,586,580
Stewart & Stevenson Services, Inc.	120,000	4,208,400
Tennant Co.	10,000	509,000
Watts Water Technologies, Inc., Class A^	10,000	342,100

		11,363,950

Total Industrials		35,291,149

Information Technology (3.5%)
Aerospace & Defense (0.0%)
Safran S.A	5,760	147,651

Communications Equipment (0.6%)
Belden CDT, Inc.^	60,000	1,878,000
Lucent Technologies, Inc.*^	250,000	697,500

		2,575,500

Computers & Peripherals (0.0%)
Maxtor Corp.*^	20,000	193,600

Electronic Equipment & Instruments (0.6%)
Excel Technology, Inc.*^	96,000	2,838,720

IT Services (1.6%)
Anteon International Corp.*	120,000	6,558,000
Computer Sciences Corp.*	10,000	585,500
iPayment, Inc.*	1,000	43,250

		7,186,750

Semiconductors & Semiconductor Equipment (0.2%)
Monolithic System Technology, Inc.*^	90,000	780,300

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Software (0.5%)
Borland Software Corp.*	170,000	$867,000
FalconStor Software, Inc.*	115,000	863,650
GSE Systems, Inc.*	2,830	9,481
Matrixone, Inc.*	3,000	21,630
Mobius Management Systems, Inc.*	55,000	352,000

		2,113,761

Total Information Technology		15,836,282

Materials (8.1%)
Chemicals (3.2%)
BOC Group plc	242,000	6,853,194
BOC Group plc (ADR)	31,000	1,753,050
Engelhard Corp.	38,000	1,459,580
Ferro Corp.	40,000	771,200
Hercules, Inc.*	80,000	1,136,800
Huntsman Corp.*	5,000	98,250
MacDermid, Inc.	10,000	343,000
Sensient Technologies Corp.	100,000	2,055,000

		14,470,074

Construction Materials (2.6%)
Lafarge North America, Inc.^	142,000	12,112,600

Containers & Packaging (0.8%)
Greif, Inc., Class A	33,000	2,137,740
Myers Industries, Inc.	15,000	265,500
Packaging Dynamics Corp.	80,000	1,106,400

		3,509,640

Metals & Mining (1.5%)
Barrick Gold Corp.	118,000	3,596,640
Eramet	1,000	155,567
Falconbridge Ltd.^	55,000	2,192,300
Gold Fields Ltd. (ADR)	30,000	762,300

		6,706,807

Total Materials		36,799,121

Telecommunication Services (10.0%)
Diversified Telecommunication Services (2.2%)
Cincinnati Bell, Inc.*	200,000	840,000
Commonwealth Telephone Enterprises, Inc.	20,000	663,600
D&E Communications, Inc.	33,000	410,850
PanAmSat Holding Corp.	145,000	3,603,250
Portugal Telecom SGPS S.A. (Registered)	320,000	4,067,159
Qwest Communications International, Inc.*^	70,000	469,700

		10,054,559

Wireless Telecommunication Services (7.8%)
Centennial Communications Corp.*^	10,000	68,200
Dobson Communications Corp.*	17,000	153,000
Nextel Partners, Inc., Class A*	550,000	15,587,000
Price Communications Corp.*^	80,000	1,388,800
Rogers Communications, Inc., Class B	52,000	2,208,440
Rural Cellular Corp., Class A*	18,000	290,700
Sprint Nextel Corp.	270,000	6,696,000
Telesystem International Wireless, Inc.*^†	30,000	—
U.S. Cellular Corp.*^	112,000	6,988,800
Ubiquitel, Inc.*	202,500	2,097,900

		35,478,840

Total Telecommunication Services		45,533,399

Utilities (6.7%)
Electric Utilities (2.9%)
DPL, Inc.	30,000	815,100
Duquesne Light Holdings, Inc.^	75,000	1,272,750
Endesa S.A	290,000	9,614,660
Northeast Utilities^	70,000	1,410,500

		13,113,010

Gas Utilities (0.3%)
Laclede Group, Inc.^	1,000	34,100
SEMCO Energy, Inc.*	70,000	378,000
Southwest Gas Corp.^	40,000	1,108,800

		1,520,900

Independent Power Producers & Energy Traders (0.0%)
Mirant Corp.*	2,032	49,906

Multi-Utilities (3.5%)
CH Energy Group, Inc.^	13,000	614,640
Duke Energy Corp.	80,000	2,329,600
Energy East Corp.	1,000	24,160
KeySpan Corp.	278,000	11,225,640
NSTAR^	20,000	553,000
Public Service Enterprise Group, Inc.	15,000	940,500
Suez S.A. (VVPR)*	60,000	756

		15,688,296

Total Utilities		30,372,112

Total Common Stocks (73.0%) (Cost $306,525,334)		331,397,763

	Number of Warrants
WARRANT:
Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp. Series A* (Cost $8,798)	6,526	60,431

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (9.9%)
U.S. Treasury Bills
4.80%, 5/11/06 (i)	$40,000,000	39,941,362
4.46%, 5/18/06 (i)	5,000,000	4,988,875

Total Government Securities		44,930,237

Short-Term Investments of Cash Collateral for Securities Loaned (6.4%)
Nomura Securities
4.78%, 5/1/06	29,202,312	29,202,312

Time Deposit (19.1%)
JPMorgan Chase Nassau
4.29%, 5/1/06	86,571,996	86,571,996

Total Short-Term Investments (35.4%) (Cost/Amortized Cost $160,714,301)		160,704,545

Total Investments (108.4%) (Cost/Amortized Cost $467,248,433)		492,162,739
Other Assets Less Liabilities (-8.4%)		(38,097,618)

Net Assets (100%)		$454,065,121

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(i)	Yield to maturity.

†	Security (totalling $0 or 0.0% of net assets) valued at fair value.

Glossary:

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

VVPR	— Verlaagde Vooheffing Precompte Reduit

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$365,345,901
Stocks and long-term corporate debt securities	$362,361,777

As of, April 30, 2006 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .	$34,194,400
Aggregate gross unrealized depreciation .	(11,498,229)

Net unrealized appreciation .	$22,696,171

Federal income tax cost of investments	$469,466,568

At April 30, 2006, the Fund had loaned securities with a total value $28,743,235 which was secured by collateral of $29,202,312 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended April 30, 2006, the Fund incurred approximately $270,089 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $1,190,545,543) (Securities on loan at market value $104,987,854)	$1,332,222,609
Cash	5,638,421
Receivable for securities sold	29,557,064
Receivable for Fund shares sold	5,624,577
Dividends, interest and other receivables	782,588
Other assets	284,147

Total assets	1,374,109,406

LIABILITIES
Collateral held for loaned securities	105,982,069
Payable for Fund shares	9,041,639
Investment management fees payable	732,457
Distribution fees payable	127,018
Administrative fees payable	66,390
Accrued expenses	984,964

Total liabilities	116,934,537

NET ASSETS	$1,257,174,869

Net assets were comprised of:
Paid in capital	$1,236,117,187
Accumulated net investment loss	(2,642,281)
Accumulated net realized loss	(117,977,103)
Unrealized appreciation on investments	141,677,066

Net assets	$1,257,174,869

Class A
Net asset value and redemption price per share, $800,547,007 / 45,149,880 shares outstanding (200,000,000 shares authorized: $0.001 par value)	$17.73
Maximum sales charge (4.75% of offering price)	0.88

Maximum offering price to public	$18.61

Class B
Net asset value and offering price per share, $260,311,062 / 15,698,095 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$16.58

Class C
Net asset value and offering price per share, $148,531,736 / 8,832,564 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$16.82

Class Y
Net asset value, offering and redemption price per share, $47,785,064 / 2,558,974 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$18.67

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$8,084,885
Interest	959,945
Securities lending (net)	19,542

Total income	9,064,372

EXPENSES
Investment management fees	4,823,587
Transfer agent fees	1,614,020
Administrative fees	383,982
Printing and mailing expenses	237,353
Sub-Transfer agent fees	224,931
Trustees’ fees	104,458
Professional fees	94,773
Recoupment fees	24,175
Custodian fees	3,422
Distribution fees - Class A	1,882,165
Distribution fees - Class B	1,438,580
Distribution fees - Class C	794,704
Miscellaneous	157,286

Gross expenses	11,783,436
Less: Fees paid indirectly	(79,554)

Net expenses	11,703,882

NET INVESTMENT LOSS	(2,639,510)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	72,352,741
Net change in unrealized depreciation on securities	(6,191,429)

NET REALIZED AND UNREALIZED GAIN	66,161,312

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,521,802

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,639,510)	$(7,903,433)
Net realized gain on investments	72,352,741	121,129,013
Net change in unrealized appreciation (depreciation) on investments	(6,191,429)	8,737,546

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	63,521,802	121,963,126

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [4,029,581 and 11,177,429 shares, respectively]	70,821,235	184,041,370
Capital shares redeemed [(9,441,577) and (22,178,126) shares, respectively]	(165,920,663)	(365,657,793)

Total Class A transactions	(95,099,428)	(181,616,423)

Class B
Capital shares sold [494,790 and 1,284,118 shares, respectively]	8,133,228	19,859,839
Capital shares redeemed [(3,874,318) and (8,785,198) shares, respectively]	(63,715,964)	(136,163,803)

Total Class B transactions	(55,582,736)	(116,303,964)

Class C
Capital shares sold [414,326 and 1,251,594 shares, respectively]	6,907,474	19,615,091
Capital shares redeemed [(1,861,333) and (4,065,620) shares, respectively]	(31,008,210)	(63,807,143)

Total Class C transactions	(24,100,736)	(44,192,052)

Class Y
Capital shares sold [274,558 and 867,032 shares, respectively]	5,079,448	14,962,431
Capital shares redeemed [(500,200) and (1,563,943) shares, respectively]	(9,228,588)	(26,945,941)

Total Class Y transactions	(4,149,140)	(11,983,510)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(178,932,040)	(354,095,949)

TOTAL DECREASE IN NET ASSETS	(115,410,238)	(232,132,823)
NET ASSETS:
Beginning of period	1,372,585,107	1,604,717,930

End of period (a)	$1,257,174,869	$1,372,585,107

____________ (a) Includes accumulated net investment loss of	$(2,642,281)	$(2,771)

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $467,248,433) (Securities on Loan at market value $28,743,235)	$492,162,739
Foreign cash (Cost $2,750,888)	2,802,041
Receivable for securities sold	3,967,045
Receivable for Fund shares sold	3,305,351
Dividends, interest and other receivables	556,087
Receivable from investment manager	14,443
Other assets	111,388

Total assets	502,919,094

LIABILITIES
Overdraft payable	2,943,795
Collateral held for loaned securities	29,202,312
Payable for securities purchased	15,157,209
Payable for Fund shares redeemed	1,015,500
Investment management fees payable	317,692
Distribution fees payable	44,352
Administrative fees payable	21,419
Accrued expenses	151,694

Total liabilities	48,853,973

NET ASSETS	$454,065,121

Net assets were comprised of:
Paid in capital	$412,166,200
Accumulated undistributed net investment income	3,520,425
Accumulated undistributed net realized gain	13,412,120
Unrealized appreciation on investments and foreign currency	24,966,376

Net assets	$454,065,121

Class A
Net asset value and redemption price per share, $226,448,613 / 18,538,133 shares outstanding (200,000,000 shares authorized: $0.001 par value)	$12.22
Maximum sales charge (4.75% of offering price)	0.61

Maximum offering price to public	$12.83

Class B
Net asset value and offering price per share, $51,468,069 / 4,321,119 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$11.91

Class C
Net asset value and offering price per share, $117,857,556 / 9,892,653 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$11.91

Class Y
Net asset value and offering price per share, $58,290,883 / 4,676,018 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$12.47

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $228,604 foreign withholding tax)	$6,946,094
Interest	1,643,477
Securities lending (net)	61,604

Total income	8,651,175

EXPENSES
Investment management fees	1,769,880
Transfer agent fees	239,219
Administrative fees	114,259
Printing and mailing expenses	70,347
Sub-Transfer agent fees	64,465
Professional fees	36,627
Trustees’ fees	30,328
Custodian fees	10,906
Distribution fees - Class A	451,235
Distribution fees - Class B	250,973
Distribution fees - Class C	534,442
Miscellaneous	67,361

Gross expenses	3,640,042
Less: Fees paid indirectly	(28,962)

Net expenses	3,611,080

NET INVESTMENT INCOME	5,040,095

REALIZED AND UNREALIZED GAIN
Realized gain on:
Securities	14,058,974
Foreign currency transactions	138,042

Net realized gain	14,197,016

Change in unrealized appreciation on:
Securities	18,878,148
Foreign currency translations	60,695

Net change in unrealized appreciation	18,938,843

NET REALIZED AND UNREALIZED GAIN	33,135,859

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,175,954

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,040,095	$819,867
Net realized gain on investments and foreign currency transactions	14,197,016	13,916,191
Net change in unrealized appreciation on investments and foreign currency translations	18,938,843	2,254,651

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	38,175,954	16,990,709

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(1,732,031)	—
Class B	(168,837)	—
Class C	(349,323)	—
Class Y	(529,295)	—

	(2,779,486)	—

Distributions from net realized capital gains
Class A	(6,839,132)	(4,249,512)
Class B	(1,805,854)	(1,594,755)
Class C	(3,736,319)	(2,570,787)
Class Y	(1,355,074)	(446,324)

	(13,736,379)	(8,861,378)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(16,515,865)	(8,861,378)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [4,709,441 and 8,761,604 shares, respectively]	55,601,682	101,163,454
Capital shares issued in reinvestment of dividends and distributions [571,482 and 309,844 shares, respectively]	6,510,647	3,507,584
Capital shares redeemed [(2,818,821) and (3,690,939) shares, respectively]	(33,052,109)	(42,595,462)

Total Class A transactions	29,060,220	62,075,576

Class B
Capital shares sold [234,524 and 894,126 shares, respectively]	2,707,973	10,045,339
Capital shares issued in reinvestment of dividends and distributions [151,452 and 124,350 shares, respectively]	1,685,625	1,374,637
Capital shares redeemed [(478,099) and (715,599) shares, respectively]	(5,511,051)	(8,066,325)

Total Class B transactions	(1,117,453)	3,353,651

Class C
Capital shares sold [1,677,258 and 3,576,762 shares, respectively]	19,303,008	40,228,938
Capital shares issued in reinvestment of dividends and distributions [240,008 and 169,865 shares, respectively]	2,671,277	1,880,407
Capital shares redeemed [(926,757) and (1,321,712) shares, respectively]	(10,636,990)	(14,849,134)

Total Class C transactions	11,337,295	27,260,211

Class Y
Capital shares sold [1,785,508 and 2,493,490 shares, respectively]	21,520,957	29,283,082
Capital shares issued in reinvestment of dividends and distributions [71,165 and 17,615 shares, respectively]	825,509	202,923
Capital shares redeemed [(337,458) and (402,415) shares, respectively]	(4,046,562)	(4,734,328)

Total Class Y transactions	18,299,904	24,751,677

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	57,579,966	117,441,115

TOTAL INCREASE IN NET ASSETS	79,240,055	125,570,446
NET ASSETS:
Beginning of period	374,825,066	249,254,620

End of period (a)	$454,065,121	$374,825,066

_____________ (a) Includes accumulated undistributed net investment income of	$3,520,425	$1,259,816

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$16.91	$15.61	$15.86	$13.64	$17.78	$20.52	$24.55

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.06)	(0.05)	(0.03)	(0.05)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments	0.84	1.36	(0.20)	2.25	(4.09)	(2.68)	(1.88)

Total from investment operations	0.82	1.30	(0.25)	2.22	(4.14)	(2.74)	(1.97)

Less distributions:
Distributions from realized gains	—	—	—	—	—	—	(2.06)

Redemption Fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$17.73	$16.91	$15.61	$15.86	$13.64	$17.78	$20.52

Total return (b)†	4.85%	8.33%	(1.58)%	16.28%	(23.28)%	(13.35)%	(7.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$800,547	$855,181	$961,077	$960,098	$689,196	$820,971	$1,029,590
Ratio of expenses to average net assets:
After waivers (a)	1.60%	1.60%	1.55%	1.55%	1.58%	1.49%	1.41%
After waivers and fees paid indirectly (a)	1.59%	1.59%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.60%	1.61%	1.55%	1.55%	1.58%	1.49%	1.41%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.24)%	(0.35)%	(0.35)%	(0.18)%	(0.30)%	(0.36)%	(0.41)%
After waivers and fees paid indirectly (a)	(0.23)%	(0.34)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.24)%	(0.36)%	(0.35)%	(0.18)%	(0.30)%	(0.36)%	(0.41)%
Portfolio turnover rate (f)	33%	51%	41%	38%	43%	52%	65%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	**	**	**	**	**

Class B	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$15.86	$14.72	$15.03	$13.00	$17.04	$19.76	$23.84

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.14)	(0.11)	(0.10)	(0.13)	(0.16)	(0.21)
Net realized and unrealized gain (loss) on investments	0.78	1.28	(0.20)	2.13	(3.91)	(2.56)	(1.81)

Total from investment operations	0.72	1.14	(0.31)	2.03	(4.04)	(2.72)	(2.02)

Less distributions:
Distributions from realized gains	—	—	—	—	—	—	(2.06)

Redemption Fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$16.58	$15.86	$14.72	$15.03	$13.00	$17.04	$19.76

Total return (b)†	4.54%	7.74%	(2.06)%	15.62%	(23.71)%	(13.77)%	(8.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$260,311	$302,576	$391,307	$461,562	$426,757	$605,432	$736,423
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.15%	2.10%	2.10%	2.12%	2.04%	1.96%
After waivers and fees paid indirectly (a)	2.14%	2.14%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.15%	2.16%	2.10%	2.10%	2.12%	2.04%	1.96%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.79)%	(0.90)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%	(0.95)%
After waivers and fees paid indirectly (a)	(0.78)%	(0.89)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.79)%	(0.91)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%	(0.95)%
Portfolio turnover rate (f)	33%	51%	41%	38%	43%	52%	65%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$16.08	$14.93	$15.24	$13.18	$17.27	$20.04	$24.14

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.14)	(0.11)	(0.10)	(0.13)	(0.16)	(0.21)
Net realized and unrealized gain (loss) on investments	0.80	1.29	(0.20)	2.16	(3.96)	(2.61)	(1.83)

Total from investment operations	0.74	1.15	(0.31)	2.06	(4.09)	(2.77)	(2.04)

Less distributions:
Distributions from realized gains	—	—	—	—	—	—	(2.06)

Redemption Fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$16.82	$16.08	$14.93	$15.24	$13.18	$17.27	$20.04

Total return (b)†	4.60%	7.70%	(2.03)%	15.63%	(23.68)%	(13.82)%	(8.38)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$148,532	$165,338	$195,473	$211,086	$174,419	$214,230	$253,834
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.15%	2.10%	2.10%	2.13%	2.04%	1.96%
After waivers and fees paid indirectly (a)	2.14%	2.14%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.15%	2.16%	2.10%	2.10%	2.13%	2.04%	1.96%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.79)%	(0.90)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%	(0.96)%
After waivers and fees paid indirectly (a)	(0.78)%	(0.89)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.79)%	(0.91)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%	(0.96)%
Portfolio turnover rate (f)	33%	51%	41%	38%	43%	52%	65%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	**	**	**	**	**

Class Y	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$17.77	$16.33	$16.53	$14.15	$18.37	$21.10	$25.06

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.02	0.01	(0.04)	0.02	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.88	1.42	(0.21)	2.42	(4.24)	(2.75)	(1.91)

Total from investment operations	0.90	1.44	(0.20)	2.38	(4.22)	(2.73)	(1.90)

Less distributions:
Distributions from realized gains	—	—	—	—	—	—	(2.06)

Redemption Fees	—	—#	—	—	—	—	—

Net asset value, end of period	$18.67	$17.77	$16.33	$16.53	$14.15	$18.37	$21.10

Total return (b)	5.06%	8.82%	(1.21)%	16.82%	(22.97)%	(12.94)%	(7.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$47,785	$49,490	$56,861	$56,846	$41,255	$52,671	$66,749
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.10%	1.10%	1.13%	1.04%	0.96%
After waivers and fees paid indirectly (a)	1.14%	1.14%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.15%	1.16%	1.10%	1.10%	1.13%	1.04%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.21%	0.10%	0.10%	0.27%	0.15%	0.09%	0.03%
After waivers and fees paid indirectly (a)	0.22%	0.11%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.21%	0.09%	0.10%	0.27%	0.15%	0.09%	0.03%
Portfolio turnover rate (f)	33%	51%	41%	38%	43%	52%	65%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001* to December 31, 2001(c)
					2003(c)	2002(c)
Net asset value, beginning of period	$11.62	$11.26	$11.05		$9.70	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16	0.05	(0.03)		(0.06)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.97	0.70	0.24		1.56	(0.31)	0.21

Total from investment operations	1.13	0.75	0.21		1.50	(0.33)	0.22

Less distributions:
Dividends from net investment income	(0.11)	—	—		—	—	—
Distributions from realized gains	(0.42)	(0.39)	—		(0.15)	(0.07)	(0.12)

Total dividends and distributions	(0.53)	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption fees	—#	—#	—#		—	—	—

Net asset value, end of period	$12.22	$11.62	$11.26		$11.05	$9.70	$10.10

Total return (b)†	9.97%	6.77%	1.90%		15.45%	(3.28)%	2.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$226,449	$186,769	$120,465		$67,912	$31,022	$23,876
Ratio of expenses to average net assets:
After waivers (a)	1.64%	1.71%	1.74%		1.76%	1.83%	1.90%
After waivers and fees paid indirectly (a)	1.63%	1.66%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.64%	1.71%	1.74%		1.76%	1.83%	2.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.66%	0.42%	(0.33)%		(0.57)%	(0.16)%	0.16%
After waivers and fees paid indirectly (a)	2.67%	0.47%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.66%	0.42%	(0.33)%		(0.57)%	(0.16)%	(0.05)%
Portfolio turnover rate (f)	112%	183%	138%		233%	184%	238%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	**		**	**	**

Class B	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001* to December 31, 2001(c)
					2003(c)	2002(c)
Net asset value, beginning of period	$11.31	$11.03	$10.87		$9.59	$10.05	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12	(0.01)	(0.08)		(0.11)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.94	0.68	0.24		1.54	(0.32)	0.20

Total from investment operations	1.06	0.67	0.16		1.43	(0.39)	0.17

Less distributions:
Dividends from net investment income	(0.04)	—	—		—	—	—
Distributions from realized gains	(0.42)	(0.39)	—		(0.15)	(0.07)	(0.12)

Total dividends and distributions	(0.46)	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption fees	—#	—	—#		—	—	—

Net asset value, end of period	$11.91	$11.31	$11.03		$10.87	$9.59	$10.05

Total return (b)†	9.60%	6.17%	1.47%		14.90%	(3.89)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,468	$49,896	$45,335		$35,564	$23,554	$21,195
Ratio of expenses to average net assets:
After waivers (a)	2.19%	2.26%	2.29	%(e)	2.31%	2.38%	2.45%
After waivers and fees paid indirectly (a)	2.18%	2.21%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.19%	2.26%	2.29	%(e)	2.31%	2.38%	2.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.11%	(0.13)%	(0.88	)%(e)	(1.12)%	(0.71)%	(0.37)%
After waivers and fees paid indirectly (a)	2.12%	(0.08)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.11%	(0.13)%	(0.88	)%(e)	(1.12)%	(0.71)%	(0.58)%
Portfolio turnover rate (f)	112%	183%	138%		233%	184%	238%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	**		**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001* to December 31, 2001(c)
Class C					2003(c)	2002(c)
Net asset value, beginning of period	$11.31	$11.03	$10.87		$9.60	$10.05	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12	(0.01)	(0.08)		(0.11)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.94	0.68	0.24		1.53	(0.31)	0.20

Total from investment operations	1.06	0.67	0.16		1.42	(0.38)	0.17

Less distributions:
Dividends from net investment income	(0.04)	—	—		—	—	—
Distributions from realized gains	(0.42)	(0.39)	—		(0.15)	(0.07)	(0.12)

Total dividends and distributions	(0.46)	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption Fees	— #	— #	—	#	—	—	(0.12)
Net asset value, end of period	$11.91	$11.31	$11.03		$10.87	$9.60	$10.05

Total return (b)†	9.60%	6.17%	1.47%		14.78%	(3.79)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,858	$100,671	$71,454		$42,882	$18,229	$11,543
Ratio of expenses to average net assets:
After waivers (a)	2.19%	2.26%	2.29	%(e)	2.31%	2.39%	2.45%
After waivers and fees paid indirectly (a)	2.18%	2.21%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.19%	2.26%	2.29	%(e)	2.31%	2.39%	2.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.11%	(0.13)%	(0.88	)%(e)	(1.12)%	(0.72)%	(0.37)%
After waivers and fees paid indirectly (a)	2.12%	(0.08)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.11%	(0.13)%	(0.88	)%(e)	(1.12)%	(0.72)%	(0.58)%
Portfolio turnover rate (f)	112%	183%	138%		233%	184%	238%
Effect of contractual expense limitation during the period:
Per share benefit to net investment gain (loss)	$—	$—	*	*	* *	* *	* *

	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001* to December 31, 2001(c)
Class Y					2003(c)	2002(c)
Net asset value, beginning of period	$11.88	$11.45	$11.19		$9.77	$10.13	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.19	0.11	0.01		(0.01)	0.03	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.98	0.71	0.25		1.58	(0.32)	0.19

Total from investment operations	1.17	0.82	0.26		1.57	(0.29)	0.25

Less distributions:
Dividends from net investment income	(0.16)	—	—		—	—	—
Distributions from realized gains .	(0.42)	(0.39)	—		(0.15)	(0.07)	(0.12)

Total dividends and distributions	(0.58)	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption Fees	— #	—	—	#	—	—	—

Net asset value, end of period	$12.47	$11.88	$11.45		$11.19	$9.77	$10.13

Total return (b)	10.19%	7.28%	2.32%		16.06%	(2.87)%	2.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,291	$37,489	$12,001		$4,885	$1,014	$724
Ratio of expenses to average net assets:
After waivers (a)	1.19%	1.26%	1.29	%(e)	1.31%	1.38%	1.45%
After waivers and fees paid indirectly (a)	1.18%	1.21%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.19%	1.26%	1.29	%(e)	1.31%	1.38%	1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	3.11%	0.87%	0.12	%(e)	(0.11)%	0.30%	0.68%
After waivers and fees paid indirectly (a)	3.12%	0.92%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	3.11%	0.87%	0.12	%(e)	(0.11)%	0.30%	0.47%
Portfolio turnover rate (f)	112%	183%	138%		233%	184%	238%
Effect of contractual expense limitation during the period:
Per share benefit to net investment gain (loss)	$—	$—	*	*	* *	* *	* *

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

FINANCIAL HIGHLIGHTS — (Concluded)

*	Commencement of Operations.

**	Prior to the year ended October 31, 2005, these ratios and per share amounts were not provided.

#	Per share amount is less than $0.005.

@	Ratio amount is less than 0.005%

†	The total returns for Class A, Class B and Class C do not include sales charges.

(a)	Ratios for periods less than one year are annualized.

(b)	Total return for periods less than one year are not annualized.

(c)	Net investment income and capital changes per share are based on daily average shares outstanding.

(e)	Reflects overall fund ratios adjusted for class specific expenses.

(f)	Portfolio turnover rate for periods less than one year are not annualized.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Unaudited)

Note 1	Organization and Significant Accounting Policies

The Enterprise Group of Funds, Inc. (“EGF” or “Corporation”) is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 2 Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is Enterprise Capital Management, Inc. (“Enterprise” or “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the AXA Equitable Life Insurance Company (“AXA Equitable”).

Under the EGF’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to EGF. In addition, in the normal course of business, EGF enters into contracts with vendors and others that provide for general indemnifications. EGF’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against EGF. However, based on experience, EGF and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. Under EGF’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Growth Fund (advised by Montag & Caldwell, Inc.) — Capital appreciation.

AXA Enterprise Mergers & Acquisitions Fund (advised by GAMCO Asset Management, Inc.) — Capital appreciation.

The following is a summary of the significant accounting policies of EGF:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Directors.

Pursuant to procedures approved by the Directors, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Directors, in EGF’s calculation of net asset values for each applicable Fund when EGF’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds are made at least annually. Dividends from net investment income, if any, for all Funds are declared and paid at least annually. Income distributions are paid out at the class level whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of EGF not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of EGF are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency tranlations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the year ended October 31, 2005 and ten months ended October 31, 2004, were as follows:

	Year Ended October 31, 2005				Ten Months Ended October 31, 2004
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Enterprise Growth Fund	—	—	—	—	—	—	—	—
AXA Enterprise Mergers and Acquisitions Fund	$4,573,632	$1,250,725	$13,494,334	$2,935,151	—	—	$7,595,742	$1,250,693

Fees Paid Indirectly:

For all Funds, the Directors have approved the payment of certain EGF expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended April 30, 2006, certain Funds reduced expenses under these arrangements as follows:

AXA Enterprise Growth Fund	$79,554
AXA Enterprise Mergers and Acquisitions Fund	28,962

Securities Lending:

For all Funds, the Directors have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities that Enterprise has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

The Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

The Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

The Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with EGF’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. The Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

The Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with EGF’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

The Funds may purchase foreign currency on a spot (or cash) basis. In addition, the Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

The Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with EGF’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by EGF’s Board of Directors. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at April 30, 2006.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

The Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Note 2	Management of EGF

The Funds are charged investment advisory fees by the Manager for furnishing advisory and administrative services. The advisory fees are equal to the following annual percentages of average daily net assets for each Fund:

Fund	Management Fees
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Enterprise Growth Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Mergers and Acquisitions Fund	0.880%	0.855%	0.830%	0.805%	0.780%

Note 3	Administrative Fees

Pursuant to a Mutual Funds Service Agreement, AXA Equitable provides EGF with certain fund accounting and compliance services. For these services, EGF pays AXA Equitable a fee at an annual rate of 0.055% of EGF’s total average daily net assets.

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Corporation with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4	Custodian Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Funds’ portfolio securities and other assets. Under the terms of the Custody Agreement between EGF and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Corporation, to deliver securities held by JPMorgan, and make payments for

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

securities purchased by the Corporation. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Transfer Agent Fees

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the Corporation. BFDS provides shareholder services for the Corporation. Transfer agent fees are based on per account charges, assets and other out of pocket expenses.

Note 6	Distribution Plan

Enterprise Fund Distributors, Inc., (the “Distributor”) a direct wholly-owned subsidiary of Enterprise, serves as the principal underwriter for shares of EGF. EGF has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a Distributor’s Agreement and Plan of Distribution (the “Plan”). The Plan provides that each Fund pay an annual distribution fee, accrued daily and payable monthly, of 0.45% of its average daily net assets for Class A shares and 1.00% for Class B shares and Class C. Class Y shares are not included in the Plan and the Funds pay no distribution fees with respect to those shares.

The Distributor uses its distribution fee from EGF to pay expenses on behalf of EGF related to the distribution and servicing of its shares. These expenses include a distribution fee to securities dealers that enter into a sales agreement with the Distributor. For the six months ended April 30, 2006, the Funds were advised that the Distributor incurred approximate distribution fees of $256,395 and $2,386 payable to AXA Advisors and The Advest Group Inc., respectively.

For the six months ended April 30, 2006, the Funds were advised that portions of EGF sales charges paid to MONY Securities Corporation, AXA Advisors and The Advest Group, Inc., each a wholly-owned subsidiary of AXA Financial, Inc. and affiliates of AXA Equitable and Enterprise, were $0, $200,289 and $1,333, respectively.

The Distributor received sales charges on each Fund’s Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributor has advised the Funds that for the six months ended April 30, 2006, the proceeds retained from sales and redemptions are as follows:

	Class A		Class B	Class C
	Front end Sales charge	Contingent deferred Sales charge	Contingent deferred Sales charge	Contingent deferred Sales charge
AXA Enterprise Growth Fund	$30,079	$3,434	$320,731	$9,466
AXA Enterprise Mergers and Acquisitions Fund	58,550	174	98,092	11,389

Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Corporation’s Distributors and do not represent expenses of the Funds.

Note 7	Redemption Fees

EGF charges a 2% redemption fee on exchanges or redemptions done within one month of a purchase or exchange. These redemption fees are collected and retained by the affected Fund for the benefit of the remaining shareholders and are recorded by the Fund as paid in capital. For the six months ended April 30, 2006, redemption fees charged and collected by the Funds were as follows:

	Class A	Class B	Class C	Class Y
AXA Enterprise Growth Fund	$3,467	$135	$500	$—
AXA Enterprise Mergers and Acquisitions Fund	913	506	73	60

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Concluded)

April 30, 2006 (Unaudited)

Note 8	Expense Limitation

Pursuant to a contract, Enterprise has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2007 (“Expense Limitation Agreement”). Enterprise may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and Enterprise has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund are currently limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
AXA Enterprise Growth Fund	1.60%	2.15%	2.15%	1.15%
AXA Enterprise Mergers and Acquisitions Fund	1.90%	2.45%	2.45%	1.45%

During the six months ended April 30, 2006, the Manager received a total of $24,175 in reimbursement for all of the Portfolios within the Corporation. At April 30, 2006, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through			Total Eligible for Reimbursement
	2007	2008	2009
AXA Enterprise Growth Fund	—	$97,523	$36,854	$134,377
AXA Enterprise Mergers and Acquisitions Fund	—	—	—	—

Note 9	Transactions with Affiliates

The Manager is a wholly-owned subsidiary of AXA Financial, Inc., the parent company of AXA Equitable. At April 30, 2006, AXA Equitable and its subsidiaries and affiliates held investments in the Funds as follows:

Percentage of Ownership
AXA Enterprise Growth Fund	0.6%

Shares of some of the Funds are held by the AXA Enterprise Allocation Funds of the AXA Enterprise Multimanager Funds Trust, an entity also advised by AXA Equitable. The AXA Enterprise Allocation Funds invest exclusively in shares of other mutual funds managed by the Manager. The following table represents the percentage of ownership that the AXA Allocation Funds have in the underlying investment companies net assets as of April 30, 2006.

	AXA Enterprise Conservative Allocation		AXA Enterprise Moderate Allocation	AXA Enterprise Moderate-Plus Allocation	AXA Enterprise Aggressive Allocation
AXA Enterprise Growth Fund	—#	%	0.04%	0.41%	0.07%

# Percentage of ownership is less than 0.005%.

MANAGEMENT OF THE CORPORATION (UNAUDITED)

The Board of Directors has the responsibility for the overall management of the Corporation and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Corporation who are responsible for administering the Corporation’s day-to-day operations. The Directors and officers of the Corporation, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Directors and Officers

Name, Address and Year of Birth	Position(s) Held	Year of Election	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships

Non-Interested Parties:

Arthur T. Dietz, Atlanta, GA 1923	Director Emeritus	1972	President, ADT Advisory Corp.	2	None

Arthur Howell, Esquire, Atlanta, GA 1918	Director Emeritus	1968	Of Counsel, Alston & Bird LLP (law firm)	2	None

Lawrence S. Kash Greenwich, CT 1941	Director	2005 to Present	From January 1998 to December 2005, Corporate Liason to all Mutual Fund Boards of The Dreyfus Corporation; from August 1994 to December 1997, The Dreyfus Corporation; from May 1993 to January 1999, President and Director of The Boston Company	2	None

William A. Mitchell, Jr., Atlanta, GA 1940	Director and Chairman	1987	Chairman, Carter & Associates (real estate development)	2	None

Lonnie H. Pope, Macon, GA 1934	Director	1985	CEO, Longleaf Industries, Inc., (chemical manufacturing)	2	None

Interested Parties:

Steven M. Joenk New York, NY 1958	President and Chief Executive Officer, Director	2004	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, chairman and president of ECM, co-chairman of EFD and a director of MONY Capital Management Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisors, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	104	None

Name, Address and Year of Birth	Position(s) Held	Year of Election	Principal Occupation(s) During Past 5 Years

Interested Parties: (Continued)

Kenneth T. Kozlowski New York, NY 1961	Chief Financial Officer and Treasurer	2004	From July 2004 to present, a director of ECM; from February 2001 to present, Vice President of AXA Financial; from October 1999 to February 2001, Assistant Vice President of AXA Financial.

Patricia Louie, New York, NY 1955	Vice President and Secretary	2004	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and counsel of AXA Financial and AXA Equitable.

Joseph J. Paolo, New York, NY 1970	Chief Compliance Officer	2004	From March 2004 to present, Vice President of AXA Financial and AXA Equitable and Chief Compliance Officer of AXA Financial’s Funds Management Group; from May 2002 to March 2004, Assistant Vice President and Compliance Director of AXA Financial and AXA Equitable, from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable; from June 1998 to February 2001, Principal Consultant, PricewaterhouseCoopers LLP.

Brian E. Walsh, New York, NY 1968	Vice President and Controller	2004	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable.

Name, Address and Year of Birth	Position(s) Held	Year of Election	Principal Occupation(s) During Past 5 Years

Interested Parties: (Continued)

Kenneth B. Beitler, New York, NY 1958	Vice President	2004	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA- CREF.

Patricia A. Cox, New York, NY 1958	Vice President and Anti- Money Laundering Compliance Officer	2005	From September 2001 to present, Senior Vice President of Operations for Enterprise Funds Distributors, Inc.; from May 1996 to September 2001, Vice President of Operations for Enterprise Funds Distributors, Inc.

Patricia A. Maxey, New York, NY 1967	Vice President and Assistant Secretary	2005 to present	From September 2005 to present, Counsel of AXA Equitable; from February 2004 to August 2005, Chief Compliance Officer of Van Eck Global; from January 2001 to February 2004, Associate of Kirpatrick & Lockhart Nicholson Graham, LLP

Andrew S. Novak, Esq. New York, NY 1968	Vice President	2005	From May 2003 to present, Vice President and Counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel of AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.; from August 1997 to August 2000, Vice President and Assistant General Counsel of Mitchell Hutchins Asset Management.

David Shagawat New York, NY 1974	Assistant Anti-Money Laundering Compliance Officer	From September 2005 to Present	From August 2005 to present, Associate Compliance Officer, AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, Alliance Capital Management LP; from January 1999 to April 2002, Business Analyst, Alliance Capital Management LP

EGF - The Enterprise Group of Funds, Inc.

ECM - Enterprise Capital Management, Inc.

EFD - Enterprise Fund Distributors, Inc.

The Enterprise Group of Funds Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request by calling 1-800-432-4320.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available (i) on the Funds’ website at www.axaenterprise.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not required.

Item 3. Audit Committee Financial Expert.

Not required.

Item 4. Principal Accountant Fees and Services.

Not required.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 10(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 10(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Enterprise Group of Funds, Inc.

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2006

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
June 30, 2006